Derivatives and fair value measurements	6 Months Ended
Jun. 30, 2013
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
11. Derivatives and fair value measurements:

The Company uses derivative instruments in accordance with its overall risk management strategy.  The change in the fair value of these instruments measured at the mark-to-market prices is recognized immediately through earnings.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt.  Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of June 30, 2013, the Company was committed to the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:
	Interest Rate Index	Principal Amount	Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,281	$478	12.76	2.35%

In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated AAA or at least A at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a quarterly basis.  Therefore, these amounts are presented on a net basis in the condensed consolidated balance sheets (on a gross basis: an asset of $352 and a liability of $331).

The following table presents information about the Company's derivative instruments measured at fair value and their locations on the condensed consolidated balance sheets:
		As of
	Balance Sheet Location	December 31, 2012	June 30, 2013

Fuel pricing contracts	Derivative assets, current	-	21
	Derivative liabilities, current	3
Interest rates contracts	Derivative liabilities, non-current	632	478

The following table presents the effect and financial statement location of the Company's derivative instruments on the Company's condensed consolidated statements of income for the six months ended June 30, 2012 and 2013:
Income/ (Loss)	Statements of Income Location	Six months ended June 30,
		2012	2013

Fuel pricing contracts	Cost of revenue - third parties	(4,199)	(284)
Interest rate contracts	Interest and finance cost	(221)	102
Total		(4,420)	(182)

The following table sets forth by level the Company's assets/ liabilities that are measured at fair value on a recurring basis.  As required by the fair value guidance, assets/ liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at June 30, 2013
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	(478)	-	(478	)-
Fuel pricing contracts	21	-	21	-

Total	(457)	-	(457)	-

		Fair value measurements at December 31, 2012
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	632	-	632	-
Fuel pricing contracts	3	-	3	-

Total	635	-	635	-

Interest rate swaps are valued using pricing models and the Company generally uses similar models to value similar instruments.  Where possible, the Company verifies the values produced by its pricing models to market prices.  The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.
Fuel pricing contracts are valued using quoted market prices of the underlying commodity.

The Company uses observable inputs to calculate the mark-to-market valuation of the fuel pricing derivatives. During the period ended June 30, 2013, the Company entered into fuel pricing contracts for 639,700 metric tons.

The Company's derivatives trade in liquid markets, and as such, model inputs are generally observable and do not require significant management judgment.  Such instruments are classified within Level 2 of the fair value hierarchy.